Principal Accounting Policies - Schedule of Consolidated Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	¥ 153,835		¥ 349,077	¥ 213,538	$ 22,304
Restricted cash	44,052		46,521	50,566	6,387
Short-term investments	724,413		615,901		105,030
Accounts receivable, net	33,644		111,941		4,878
Amounts due from related parties	1,030		14,969		149
Prepayments and other current assets	242,994		337,033		35,231
Total current assets	1,199,968		1,475,442		173,979
Non-current assets
Long-term investments	230,562		201,947		33,428
Property and equipment, net	85,182		98,159		12,350
Intangible assets, net	30,672		55,376		4,447
Operating lease right-of-use assets, net	33,204		48,115		4,814
Goodwill	114,661		232,007	232,007	16,624	$ 33,638
Other non-current assets	91,091		92,111		13,207
Total non-current assets	677,962		822,367		98,294
Total assets	1,877,930		2,297,809		272,273
Current liabilities
Short-term borrowings	7,517		9,981		1,090
Accounts and notes payable	261,873		383,626		37,968
Salary and welfare payable	26,507		33,761		3,843
Taxes payable	4,047		8,004		587
Advances from customers	98,899		139,777		14,339
Operating lease liabilities, current	12,439		16,556		1,803
Amounts due to related parties	4,710		4,679		683
Accrued expenses and other current liabilities	358,312		382,629		51,947
Total current liabilities	774,304		979,013		112,260
Non-current liabilities
Operating lease liabilities, non-current	26,482		38,832		3,840
Deferred tax liabilities	6,839		12,479		992
Total non-current liabilities	45,280		65,655		6,566
Total liabilities	819,584		1,044,668		118,826
Net loss attributable to Tuniu Corporation	(193,382)	$ (28,036)	(121,524)	(1,307,956)
Net cash used in operating activities	(142,991)	(20,732)	(226,342)	(1,313,115)
Net cash (used in)/provided by investing activities	(51,828)	(7,514)	703,826	1,159,063
Net cash provided by/(used in) financing activities	(486)	(70)	(344,562)	(209,546)
Loan borrowings			8,099
Loan repayments	36,689			133,455
Proceeds from sales/(redemption) of yield enhancement products	(2,100)		(284,100)	199,000
Royalty [Member]
Non-current liabilities
Net revenues - intra-Group	27,600		21,117	77,565
Service [Member]
Non-current liabilities
Net loss attributable to Tuniu Corporation	6,178		16,308	12,813
The Affiliated Entities [Member]
Current assets
Cash and cash equivalents	76,759		89,431		11,129
Restricted cash	1,840		20,410		267
Short-term investments	283,472		306,100		41,100
Accounts receivable, net	33,644		111,941		4,878
Intercompany receivables	450,135		424,829		65,263
Amounts due from related parties	957		14,805		139
Prepayments and other current assets	37,172		46,455		5,389
Total current assets	883,979		1,013,971		128,165
Non-current assets
Long-term investments	206,691		175,947		29,967
Property and equipment, net	32,169		41,062		4,664
Intangible assets, net	26,924		51,925		3,904
Operating lease right-of-use assets, net	27,952		27,841		4,053
Goodwill	68,125		184,619		9,877
Other non-current assets	85,970		86,766		12,464
Total non-current assets	447,831		568,160		64,929
Total assets	1,331,810		1,582,131		193,094
Current liabilities
Short-term borrowings	187,737		184,546		27,219
Accounts and notes payable	189,898		325,716		27,533
Intercompany payable	5,280,746		5,271,506		765,637
Salary and welfare payable	16,806		24,689		2,437
Taxes payable	1,604		4,113		233
Advances from customers	78,356		123,625		11,361
Operating lease liabilities, current	2,759		4,457		400
Amounts due to related parties	2,163		2,198		314
Accrued expenses and other current liabilities	320,522		330,723		46,471
Total current liabilities	6,080,591		6,271,573		881,605
Non-current liabilities
Operating lease liabilities, non-current	24,156		23,935		3,502
Deferred tax liabilities	6,074		10,341		881
Total non-current liabilities	30,230		34,276		4,383
Total liabilities	6,110,821		6,305,849		$ 885,988
Net revenues - intra-Group	105,600	15,311	21,117	77,565
Net revenues - third-party	158,920	23,041	228,472	408,137
Net loss attributable to Tuniu Corporation	(38,026)	(5,513)	(42,858)	(509,406)
Net cash used in operating activities	(77,733)	(11,270)	(190,429)	(849,609)
Net cash (used in)/provided by investing activities	81,081	11,756	411,467	901,947
Net cash provided by/(used in) financing activities	¥ (34,589)	$ (5,015)	¥ (276,001)	¥ (332,455)